Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014		Sep. 30, 2013	Mar. 31, 2013
Allowance for credit losses, Details:
Individually evaluated for impairment	¥ 600,771		¥ 743,430
Collectively evaluated for impairment	312,642		321,561
Loans acquired with deteriorated credit quality	27,475		29,429
Allowance for credit losses, Total	940,888		1,094,420		1,183,447	1,335,987
Loans, Details:
Individually evaluated for impairment	1,673,192		1,838,009
Collectively evaluated for impairment	109,402,560		108,382,481
Loans acquired with deteriorated credit quality	207,245		269,376
Loans, Total	111,282,997	[1]	110,489,866	[1]
Commercial [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment	508,345		640,442
Collectively evaluated for impairment	184,627		209,117
Loans acquired with deteriorated credit quality	24,127		27,298
Allowance for credit losses, Total	717,099		876,857		934,611	1,068,463
Loans, Details:
Individually evaluated for impairment	1,323,240		1,459,268
Collectively evaluated for impairment	84,360,574		83,052,520
Loans acquired with deteriorated credit quality	61,386		75,740
Loans, Total	85,745,200	[1]	84,587,528	[1]
Residential [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment	55,127		69,613
Collectively evaluated for impairment	33,226		45,355
Loans acquired with deteriorated credit quality	2,382		1,945
Allowance for credit losses, Total	90,735		116,913		141,730	157,209
Loans, Details:
Individually evaluated for impairment	174,886		211,802
Collectively evaluated for impairment	14,319,117		14,751,204
Loans acquired with deteriorated credit quality	14,680		15,299
Loans, Total	14,508,683	[1]	14,978,305	[1]
Card [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment	27,320		29,244
Collectively evaluated for impairment	10,348		11,312
Loans acquired with deteriorated credit quality	43		70
Allowance for credit losses, Total	37,711		40,626		45,506	51,870
Loans, Details:
Individually evaluated for impairment	95,422		102,930
Collectively evaluated for impairment	472,568		492,990
Loans acquired with deteriorated credit quality	12,333		12,701
Loans, Total	580,323	[1]	608,621	[1]
MUAH [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment	6,425		4,131
Collectively evaluated for impairment	49,961		55,777
Loans acquired with deteriorated credit quality	304		116
Allowance for credit losses, Total	56,690		60,024		61,600	58,445
Loans, Details:
Individually evaluated for impairment	62,829		64,009
Collectively evaluated for impairment	7,223,018		7,060,581
Loans acquired with deteriorated credit quality	79,264		114,961
Loans, Total	7,365,111	[1]	7,239,551	[1]
Krungsri [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment	3,554			[2]
Collectively evaluated for impairment	34,480			[2]
Loans acquired with deteriorated credit quality	619			[2]
Allowance for credit losses, Total	38,653	[3]		[2],[3]
Loans, Details:
Individually evaluated for impairment	16,815			[2]
Collectively evaluated for impairment	3,027,283		3,025,186	[2]
Loans acquired with deteriorated credit quality	39,582		50,675	[2]
Loans, Total	¥ 3,083,680	[1]	¥ 3,075,861	[1],[2]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.
[3]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at the beginning of period for the six month ended September 30, 2014 in the above table.